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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985


                        Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Small Cap Value
Schedule of Investments  8/31/08 (unaudited)

 Shares                                                                 Value

          COMMON STOCKS - 94.4 %
          Energy - 5.1 %
          Oil & Gas Equipment & Services - 1.0 %
  50,000  Tidewater, Inc. *                                         $  3,033,500
 118,300  Trico Marine Services, Inc. * (b)                            2,809,625
                                                                    $  5,843,125
          Oil & Gas Exploration & Production - 4.1 %
 126,100  Callon Petroleum Co. * (b)                                $  2,505,607
  12,200  Clayton Williams Energy, Inc. * (b)                            987,468
 217,500  Delta Petroleum Corp. * (b)                                  3,906,300
 110,400  Mariner Energy, Inc. *                                       3,211,536
  78,424  Stone Energy Corp. *                                         3,738,472
  56,800  Swift Energy Co. * (b)                                       2,653,128
 466,500  VAALCO Energy, Inc *                                         3,652,695
  63,700  W&T Offshore, Inc. (b)                                       2,239,692
                                                                    $ 22,894,898
          Total Energy                                              $ 28,738,023
          Materials - 3.9 %
          Diversified Metals & Mining - 0.4 %
  32,800  Compass Minerals International, Inc.                      $  2,272,056
          Fertilizers & Agricultural Chemicals - 0.5 %
  59,100  Terra Industries, Inc. (b)                                $  2,969,775
          Paper Products - 0.5 %
 290,700  Buckeye Technologies, Inc. *                              $  2,677,347
          Specialty Chemicals - 0.6 %
  45,800  NewMarket Corp. (b)                                       $  3,111,652
          Steel - 1.9 %
 137,500  A.M. Castle & Co. *                                       $  2,761,000
  55,300  Olympic Steel, Inc.                                          2,632,833
  46,800  Reliance Steel & Aluminum                                    2,668,068
 160,800  Worthington Industries, Inc. * (b)                           2,830,080
                                                                    $ 10,891,981
          Total Materials                                           $ 21,922,811
          Capital Goods - 11.8 %
          Building Products - 1.0 %
 144,000  Apogee Enterprise, Inc.                                   $  2,880,000
 182,800  Insteel Industries, Inc. *                                   3,125,880
                                                                    $  6,005,880
          Construction & Engineering - 0.6 %
  98,014  EMCOR Group, Inc. *                                       $  3,339,337
          Construction & Farm Machinery & Heavy Trucks - 0.6 %
  53,700  AGCO Corp. * (b)                                          $  3,309,531
          Electrical Component & Equipment - 1.6 %
  75,500  Acuity Brands, Inc. (b)                                   $  3,285,005
  73,000  Brady Corp. *                                                2,679,830
  74,100  Hubbell, Inc. (Class B) (b)                                  3,224,091
                                                                    $  9,188,926
          Industrial Machinery - 6.6 %
 160,900  Altra Holdings, Inc. *                                    $  2,894,591
  61,500  Chart Industries, Inc. *                                     2,840,070
  47,400  Circor International, Inc. *                                 2,856,324
 110,900  Columbus Mckinnon NY *                                       3,026,461
 142,600  Crane Co.                                                    5,236,272
  84,795  Dynamic Materials Corp. (b)                                  2,609,142
  71,000  Enpro Industries, Inc. *                                     2,992,650
  30,800  Graham Corp. * (b)                                           2,876,720
  39,700  Lincoln Electric Holdings * (b)                              3,206,569
 169,600  NN, Inc.                                                     2,784,832
  68,900  Robbins & Myers, Inc. *                                      3,090,165
 105,600  Tecumseh Products Co.  *                                     2,786,784
                                                                    $ 37,200,580
          Trading Companies & Distributors - 1.4 %
 106,300  Applied Industrial Technologies, Inc.                     $  3,094,393
  63,200  Tal International Group, Inc. *                              1,553,456
  85,300  Wesco International, Inc. *                                  3,278,932
                                                                    $  7,926,781
          Total Capital Goods                                       $ 66,971,035
          Commercial Services & Supplies - 4.3 %
          Diversified Commercial Services - 2.8 %
  80,800  Copart, Inc. *                                            $  3,556,008
 196,000  EnerNoc, Inc. * (b)                                          3,022,320
  88,800  Equifax, Inc. *                                              3,137,304
 153,500  Hill International, Inc *                                    2,954,875
  93,900  School Specialty, Inc. * (b)                                 2,863,950
                                                                    $ 15,534,457
          Environmental & Facilities Services - 0.4 %
 130,400  Rollins, Inc. *                                           $  2,317,208
          Office Services & Supplies - 1.1 %
 207,700  American Reprographics Co. *                              $  3,678,367
 138,900  Sykes Enterprises, Inc. *                                    2,797,446
                                                                    $  6,475,813
          Total Commercial Services & Supplies                      $ 24,327,478
          Transportation - 1.0 %
          Airlines - 0.5 %
 318,400  Hawaiian Holdings, Inc. *                                 $  2,875,152
          Railroads - 0.5 %
  69,400  Genesee & Wyoming, Inc. *                                 $  2,984,894
          Total Transportation                                      $  5,860,046
          Automobiles & Components - 0.7 %
          Auto Parts & Equipment - 0.7 %
  73,700  Fuel Systems Solutions, Inc. * (b)                        $  3,819,871
          Total Automobiles & Components                            $  3,819,871
          Consumer Durables & Apparel - 3.9 %
          Apparel, Accessories & Luxury Goods - 0.6 %
  65,900  Warnaco Group, Inc. *                                     $  3,398,463
          Footwear - 1.5 %
 222,900  Iconix Brand Group, Inc. * (b)                            $  2,882,097
 141,100  Skechers U.S.A. *                                            2,697,832
 102,300  Wolverine World Wide, Inc. * (b)                             2,693,559
                                                                    $  8,273,488
          Household Appliances - 0.7 %
  51,700  Helen of Troy Ltd. *                                      $  1,243,385
  61,500  Stanley Works                                                2,948,925
                                                                    $  4,192,310
          Leisure Products - 1.1 %
 124,600  JAKKS Pacific, Inc. * (b)                                 $  3,108,770
 117,000  RC2 Corp. *                                                  2,944,890
                                                                    $  6,053,660
          Total Consumer Durables & Apparel                         $ 21,917,921
          Consumer Services - 1.5 %
          Casinos & Gaming - 0.6 %
 100,300  WMS Industries, Inc. * (b)                                $  3,370,080
          Education Services - 0.9 %
  61,200  American Public Education *                               $  2,735,640
  48,800  DeVry, Inc. (b)                                              2,517,104
                                                                    $  5,252,744
          Total Consumer Services                                   $  8,622,824
          Media - 2.5 %
          Advertising - 0.5 %
 220,200  National Cinemedia, Inc.                                  $  2,464,038
          Broadcasting - 0.5 %
 257,400  Cox Radio, Inc. *                                         $  2,870,010
          Movies & Entertainment - 0.5 %
 177,200  World Wrestling Entertainment * (b)                       $  2,883,044
          Publishing - 1.0 %
  94,000  Interactive Data Corp.                                    $  2,829,400
 365,900  Martha Stewart Living Omni Media * (b)                       2,971,108
                                                                    $  5,800,508
          Total Media                                               $ 14,017,600
          Retailing - 3.4 %
          Apparel Retail - 1.9 %
 250,300  Charlotte Russe, Inc. * (b)                               $  2,956,043
  84,300  J. Crew Group, Inc. * (b)                                    2,226,363
  56,100  The Buckle, Inc. * (b)                                       2,913,273
 607,400  Wet Seal, Inc. *                                             2,860,854
                                                                    $ 10,956,533
          Computer & Electronics Retail - 0.5 %
 163,800  Systemax, Inc. * (b)                                      $  2,525,796
          Specialty Stores - 1.0 %
 115,300  Jo-Ann Stores, Inc. *                                     $  2,879,041
  68,200  Tractor Supply Co. *                                         2,906,684
                                                                    $  5,785,725
          Total Retailing                                           $ 19,268,054
          Food & Drug Retailing - 1.2 %
          Drug Retail - 0.7 %
  52,100  Longs Drug Stores Corp. (b)                               $  3,732,965
          Food Retail - 0.5 %
  90,500  Ruddick Corp. *                                           $  2,881,520
          Total Food & Drug Retailing                               $  6,614,485
          Food, Beverage & Tobacco - 1.4 %
          Agricultural Products - 0.4 %
 176,400  Darling International, Inc. *                             $  2,421,972
          Packaged Foods & Meats - 0.5 %
  48,800  Ralcorp Holdings, Inc. *                                  $  2,996,320
          Tobacco - 0.5 %
 146,300  Vector Group, Ltd. * (b)                                  $  2,700,698
          Total Food Beverage & Tobacco                             $  8,118,990
          Household & Personal Products - 0.5 %
          Personal Products - 0.5 %
  61,900  Herbalife Ltd.                                            $  2,915,490
          Total Household & Personal Products                       $  2,915,490
          Health Care Equipment & Services - 10.2 %
          Health Care Distributors - 0.6 %
  75,300  Owens & Minor, Inc. (b)                                   $  3,472,836
          Health Care Equipment - 4.0 %
 135,600  Cyberonics * (b)                                          $  2,908,620
 105,900  Kensey Nash Corp. *                                          3,813,459
  93,100  Kinetic Concepts, Inc. * (b)                                 3,273,396
 139,200  Sirona Dental Systems, Inc. * (b)                            3,826,608
 318,400  Thoratec Corp. *                                             8,482,176
                                                                    $ 22,304,259
          Health Care Facilities - 2.2 %
 146,200  Amsurg Corp. *                                            $  3,963,482
 273,100  Sun Healthcare Group *                                       4,694,589
 124,600  VCA Antech, Inc. *                                           3,830,204
                                                                    $ 12,488,275
          Health Care Services - 1.9 %
  43,100  Air Methods Corp. * (b)                                   $  1,244,297
  72,500  Amedisys, Inc. * (b)                                         3,858,450
  82,800  Chemed Corp. (b)                                             3,621,672
  37,500  DaVita, Inc. *                                               2,152,125
                                                                    $ 10,876,544
          Health Care Supplies - 0.7 %
 169,300  Cynosure, Inc. *                                          $  4,195,254
          Health Care Technology - 0.8 %
 297,000  Omnicell, Inc. *                                          $  4,558,950
          Total Health Care Equipment & Services                    $ 57,896,118
          Pharmaceuticals & Biotechnology - 5.6 %
          Biotechnology - 2.2 %
 131,100  BioMarin Pharmaceutical, Inc. * (b)                       $  3,951,354
 195,975  Cubist Pharmaceuticals, Inc. * (b)                           4,317,329
  40,000  United Therapeutics Corp. * (b)                              4,245,200
                                                                    $ 12,513,883
          Life Sciences Tools & Services - 0.4 %
  72,100  Parexel International Corp. *                             $  2,290,617
          Pharmaceuticals - 3.0 %
 281,900  Cardiome Pharma Corp. * (b)                               $  2,477,901
  89,700  Endo Pharmaceuticals Holdings, Inc. * (b)                    2,037,984
  70,200  Medicis Pharmaceutical Corp.                                 1,453,842
 214,700  Par Pharmaceutical Co., Inc. *                               3,057,328
 453,400  Salix Pharmaceuticals, Ltd. * (b)                            3,083,120
 315,900  ViroPharma, Inc. *                                           4,627,935
                                                                    $ 16,738,110
          Total Pharmaceuticals & Biotechnology                     $ 31,542,610
          Banks - 4.4 %
          Regional Banks - 4.4 %
  53,300  Bank of Hawaii Corp. (b)                                  $  2,818,504
  45,400  BOK Financial Corp.                                          1,977,624
 469,250  Cardinal Financial Corp.                                     3,983,933
 216,800  Prosperity Bancshares, Inc. (b)                              6,931,096
 619,875  Sterling Bancshares, Inc.                                    6,099,570
 187,200  Texas Capital Bancshares, Inc. *                             2,922,192
                                                                    $ 24,732,919
          Total Banks                                               $ 24,732,919
          Diversified Financials - 2.3 %
          Asset Management & Custody Banks - 1.0 %
  84,800  Federated Investors, Inc. *                               $  2,835,712
  81,600  Waddell & Reed Financial, Inc. *                             2,627,520
                                                                    $  5,463,232
          Consumer Finance - 0.4 %
 152,400  Ezcorp, Inc. *                                            $  2,375,916
          Investment Banking & Brokerage - 0.9 %
 159,700  Knight Capital Group, Inc. * (b)                          $  2,753,228
 110,400  OptionsXpress Holdings, Inc. * (b)                           2,546,928
                                                                    $  5,300,156
          Total Diversified Financials                              $ 13,139,304
          Insurance - 3.4 %
          Property & Casualty Insurance - 2.4 %
 192,400  Amtrust Financial Services *                              $  2,705,144
  79,000  Argo Group International *                                   2,969,610
 106,500  Aspen Insurance Holdings Ltd. (b)                            2,886,150
  53,800  ProAssurance Corp. *                                         2,899,820
 101,100  Tower Group, Inc.                                            2,118,045
                                                                    $ 13,578,769
          Reinsurance - 1.0 %
  76,200  Platinum Underwriter Holdings Ltd. (b)                    $  2,754,630
 117,700  Validus Holdings Ltd.                                        2,808,322
                                                                    $  5,562,952
          Total Insurance                                           $ 19,141,721
          Real Estate - 3.7 %
          Diversified Real Estate Investment Trust - 0.4 %
  62,400  Washington Real Estate Investment Trust * (b)             $  2,205,840
          Office Real Estate Investment Trust - 1.1 %
  75,061  BioMed Property Trust, Inc.                               $  2,010,134
  55,100  Corporate Office Properties (b)                              2,154,410
  58,600  Highwoods Properties, Inc.                                   2,125,422
                                                                    $  6,289,966
          Residential Real Estate Investment Trust - 0.3 %
  38,300  Home Properties, Inc. * (b)                               $  2,020,325
          Retail Real Estate Investment Trust - 1.5 %
   6,100  Alexander's, Inc. * (b)                                   $  2,343,010
  90,800  Equity One, Inc. * (b)                                       1,905,892
  89,200  National Retail Properties (b)                               2,023,948
  80,900  Realty Income Corp. (b)                                      2,077,512
                                                                    $  8,350,362
          Specialized Real Estate Investment Trust - 0.4 %
  93,700  Senior Housing Properties Trust (b)                       $  2,031,416
          Total Real Estate                                         $ 20,897,909
          Software & Services - 9.0 %
          Application Software - 3.6 %
  41,300  Ansys, Inc. *                                             $  1,831,655
 202,800  Mentor Graphics Corp. * (b)                                  2,474,160
  43,700  MicroStrategy, Inc. *                                        2,803,792
  57,200  Net 1 UEPS Technologies, Inc. *                              1,534,104
 194,800  Netscout Systems, Inc. *                                     2,902,520
  98,600  Parametric Technology Corp. *                                1,979,888
 201,200  Quest Software, Inc. *                                       2,975,748
 133,100  Synopsys, Inc. *                                             2,865,643
 142,000  TIBCO Software, Inc. *                                       1,162,980
                                                                    $ 20,530,490
          Internet Software & Services - 2.5 %
 455,400  Chordiant Software, Inc. *                                $  2,709,630
  55,300  Comscore, Inc. *                                             1,128,120
 352,192  DivX, Inc. * (b)                                             3,233,123
  73,700  Interwoven, Inc. *                                           1,084,864
 125,300  J2 Global Communications, Inc. *                             3,091,151
 418,700  RealNetworks, Inc. *                                         2,775,981
                                                                    $ 14,022,869
          IT Consulting & Other Services - 0.2 %
  39,800  Forrester Research, Inc. *                                $  1,376,682
          Systems Software - 2.7 %
 173,700  Commvault Systems *                                       $  2,928,582
 250,000  Double - Take Software, Inc. *                               3,277,500
 106,900  Progress Software Corp. * (b)                                3,122,549
  90,275  Sybase, Inc. * (b)                                           3,106,363
 239,300  Wind River Systems *                                         2,644,265
                                                                    $ 15,079,259
          Total Software & Services                                 $ 51,009,300
          Technology Hardware & Equipment - 6.9 %
          Communications Equipment - 3.4 %
 537,500  Acme Packet, Inc. * (b)                                   $  3,434,625
 119,000  Adtran, Inc. *                                               2,713,200
 176,300  Blue Coat Systems, Inc. *                                    3,279,180
 333,300  Harmonic, Inc. *                                             2,933,040
 250,400  Infinera Corp. * (b)                                         2,759,408
 113,300  Interdigital, Inc. *                                         3,006,982
  58,100  Neutral Tandem, Inc. *                                       1,191,050
                                                                    $ 19,317,485
          Computer Storage & Peripherals - 0.6 %
  90,200  Lexmark International Group, Inc. * (b)                   $  3,244,494
          Electronic Equipment & Instruments - 0.5 %
 190,300  Technitrol, Inc. *                                        $  3,008,643
          Electronic Manufacturing Services - 1.0 %
  96,900  Plexus Corp. *                                            $  2,716,107
 227,300  TTM Technologies, Inc. * (b)                                 2,723,054
                                                                    $  5,439,161
          Technology Distributors - 1.4 %
  41,200  Anixter International, Inc. * (b)                         $  3,040,972
 350,900  Brightpoint, Inc. *                                          3,021,249
 120,700  Insight Enterprises, Inc. *                                  2,008,448
                                                                    $  8,070,669
          Total Technology Hardware & Equipment                     $ 39,080,452
          Semiconductors - 2.7 %
          Semiconductor Equipment - 0.7 %
 301,300  Brooks Automation, Inc. *                                 $  2,895,493
  50,500  MKS Instruments, Inc. * (b)                                  1,138,270
                                                                    $  4,033,763
          Semiconductors - 2.0 %
 317,400  Applied Micro Circuits Corp. *                            $  2,526,504
 250,300  Omnivision Technologies * (b)                                2,923,504
 168,900  Sigma Designs, Inc. * (b)                                    2,893,257
 324,600  Zoran Corp. * (b)                                            2,888,940
                                                                    $ 11,232,205
          Total Semiconductors                                      $ 15,265,968
          Telecommunication Services - 1.8 %
          Alternative Carriers - 0.5 %
 187,400  Time Warner Telecom * (b)                                 $  2,874,716
          Integrated Telecom Services - 0.3 %
  60,800  NTELOS Holdings Corp.                                     $  1,808,800
          Wireless Telecommunication Services - 1.0 %
  62,600  Leap Wireless International, Inc. * (b)                   $  2,795,716
 165,500  Syniverse Holdings, Inc. *                                   2,745,645
                                                                    $  5,541,361
          Total Telecommunication Services                          $ 10,224,877
          Utilities - 3.1 %
          Electric Utilities - 1.6 %
  54,800  ITC Holdings Corp.                                        $  3,069,348
 116,500  Portland General Electric Co. *                              2,984,730
 123,300  Western Resources, Inc.                                      2,792,745
                                                                    $  8,846,823
          Gas Utilities - 0.5 %
  47,500  Energen Corp.                                             $  2,652,400
          Independent Power Producer & Energy Traders - 0.5 %
  60,600  Aormat Technologies, Inc. (b)                             $  3,038,483
          Multi-Utilities - 0.5 %
  86,500  Alliant Energy Corp.                                      $  3,023,175
          Total Utilities                                           $ 17,560,881
          TOTAL COMMON STOCKS
          (Cost  $539,182,287)                                      $533,606,687

          EXCHANGE TRADED FUNDS - 2.5 %
          Real Estate - 2.5 %
          Diversified Real Estate Investment Trust - 2.5 %
  69,500  DJ Wilshire Real Estate Investment Trust Exchange Traded F$  4,774,650
  75,261  iShare Dow Jones U.S. Real Estate Index Fund (b)             4,773,805
  61,200  iShares Cohen & Steers Realty Majors Index Fund (b)          4,867,236
                                                                    $ 14,415,691
          TOTAL EXCHANGE TRADED FUNDS
Principal (Cost  $19,663,880)                                       $ 14,415,691
Amount
          TEMPORARY CASH INVESTMENTS - 25.7 %
          Repurchase Agreements - 2.0 %
2,250,000 Bank of America, 2.14%, dated 8/30/08, repurchase price of $2,250,000 plus accrued interest on 9/1/08 collateralized by the following:

          $3,390,600 Federal National Mortgage Association, 5.0%, 3/$  2,250,000

2,250,000 Barclays Plc, 2.12%, dated 8/30/08, repurchase price of $2,250,000 plus accrued interest on 9/1/08 collateralized by the following:

          $2,324,007 Federal National Mortgage Association, 5.5%, 5/1  2,250,000

2,250,000 Deutsche Bank, 2.14%, dated 8/30/08, repurchase price of $2,250,000 plus accrued interest on 9/1/08 collateralized by the following:

          $2,034,065 Freddie Mac Giant, 4.5-7.0%, 6/1/23-8/1/38
          $420,415 Federal Home Loan Mortgage Corp., 5.806-6.425%, 9/1/33-1/1/37
          $403,067 Federal National Mortgage Association (ARM), 4.915-6.303%, 6/1/35-9/1/36
          $488,244 Federal National Mortgage Association, 5.0-7.0%, 1  2,250,000

2,250,000 JP Morgan Chase & Co., 2.13%, dated 8/30/08, repurchase pr of $2,250,000 plus accrued interest on 9/1/08 collateralized by $3,070,481 Federal National Mortgage Association, 5.0 - 6.5 2,250,000

2,250,000 Merrill Lynch, Fenner & Smith, Inc., 2.06%, dated 8/30/08, of $2,250,000 plus accrued interest on 9/1/08 collateralized by the following:

          $2,535,040 Freddie Mac Giant, 5.0-6.5%, 5/1/34-8/1/38
          $308,741 Government National Mortgage Association I, 5.5-6.  2,250,000
                                                                    $ 11,250,000
Shares
          Securities Lending Collateral  - 23.7%
          Certificates of Deposit:
3,823,112 CBA, 3.02%, 7/16/09                                       $  3,823,112
1,911,556 Citibank,  2.73%, 10/30/08                                   1,911,556
1,911,556 Abbey National Plc, 3.15%, 8/13/09                           1,911,556
1,912,815 Banco Santander NY, 3.09%, 12/22/08                          1,912,815
1,911,036 Bank of Nova Scotia, 3.18%, 5/5/09                           1,911,036
 687,757  Bank of Scotland NY, 2.89%, 11/4/08                            687,757
3,051,868 Bank of Scotland NY, 3.03%, 9/26/08                          3,051,868
3,440,801 Barclays Bank, 3.18%, 5/27/09                                3,440,801
3,823,112 BNP Paribas NY,  2.72%, 11/3/08                              3,823,112
1,605,707 Calyon NY, 2.64%, 9/29/08                                    1,605,707
 381,642  Calyon NY, 2.69%, 1/16/09                                      381,642
 225,122  Calyon NY, 2.69%, 1/16/09                                      225,122
1,417,724 Dexia Bank NY, 3.37%, 9/29/08                                1,417,724
3,440,801 DNB NOR Bank ASA NY, 2.9%, 6/8/09                            3,440,801
 164,329  Fortis, 3.11%, 9/30/08                                         164,329
3,501,970 Intesa SanPaolo S.p.A., 2.72%, 5/22/09                       3,501,970
 221,059  NORDEA NY, 2.72%, 4/9/09                                       221,059
 183,319  NORDEA NY, 2.73%, 12/1/08                                      183,319
1,911,559 Royal Bank of Canada NY, 2.6%, 9/5/08                        1,911,559
2,867,334 Royal Bank of Canada NY, 3.0%, 8/7/09                        2,867,334
1,147,353 Bank of Scotland NY, 2.96%, 11/3/08                          1,147,353
 221,694  Skandinavian Enskilda Bank NY, 3.18%, 9/22/08                  221,694
 381,624  Skandinavian Enskilda Bank NY, 3.06%, 2/13/09                  381,624
3,440,801 Svenska Bank NY, 2.7%, 7/8/09                                3,440,801
2,408,560 Toronto Dominion Bank NY, 2.77%, 9/5/08                      2,408,560
1,146,934 Toronto Dominion Bank NY, 2.75%, 11/5/08                     1,146,934
1,911,556 Wachovia, 3.62%, 10/28/08                                    1,911,556
                                                                    $ 49,052,700
          Commercial Paper:
 380,163  Dexdel, 2.7%, 11/10/08                                    $    380,163
3,795,469 JP Morgan Chase & Co., 1.42%, 12/3/08                        3,795,469
 380,358  Met Life, Inc., 2.7%, 11/3/08                                  380,358
3,823,112 HSBC Securities, Inc., 2.88%, 9/29/08                        3,823,112
3,754,296 Honda Finance Corp., 2.92%, 7/14/09                          3,754,296
1,905,296 Royal Bank of Scotland, 2.66%, 10/14/08                      1,905,296
1,146,800 John Deere Capital Corp., 2.78%, 12/12/08                    1,146,800
3,823,112 Monumental Global Funding, Ltd., 3.24%, 8/17/09              3,823,112
3,440,801 New York Life Global, 2.98%, 9/4/09                          3,440,801
3,823,112 Societe Generale, 3.29%, 9/4/09                              3,823,112
 363,887  Bank Bovespa NY, 2.79%, 3/12/09                                363,887
1,720,134 General Electric Capital Corp., 2.77%, 1/5/09                1,720,134
1,911,015 General Electric Capital Corp., 2.82%, 3/16/09               1,911,015
1,911,556 CME Group, Inc., 3.0%, 8/6/09                                1,911,556
 707,003  IBM, 3.18%, 2/13/09                                            707,003
1,911,556 IBM, 3.18%, 6/26/09                                          1,911,556
3,440,801 Met Life Global Funding, 3.16%, 6/12/09                      3,440,801
3,823,112 U.S. Bank, 2.912%, 8/24/09                                   3,823,112
 381,898  Wachovia Corp., 2.85%, 10/28/08                                381,898
3,249,645 WestPac, 3.18%, 6/1/09                                       3,249,645
                                                                    $ 45,693,122
          Mutual Funds:
2,867,334 AIM Short Term Investment Trust, 2.47%                    $  2,867,334
2,867,334 Dreyfus Preferred Money Market Fund, 3.18%                   2,867,334
                                                                    $  5,734,668
          Tri-party Repurchase Agreements:
11,469,336ABN Amro, 2.11%, 9/2/08                                   $ 11,469,336
1,435,196 Barclays Capital Markets, 2.11%, 9/2/08                      1,435,196
 870,943  Deutsche Bank, 2.11%, 9/2/08                                   870,943
13,457,354Lehman Brothers, 2.11%, 9/2/08                              13,457,354
                                                                    $ 27,232,829
          Time Deposit:
5,734,668 SunTrust Banks, Inc., 1.875%, 9/2/08                      $  5,734,668
          Other:
 570,188  ABS CFAT 2008-A A1, 3.005%, 4/27/09                       $    570,188
          Total Securities Lending Collateral                       $134,018,175
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $145,268,175)                                      $145,268,175

          TOTAL INVESTMENT IN SECURITIES - 122.6%
          (Cost  $704,114,342)                                      $693,290,553

          OTHER ASSETS AND LIABILITIES - (22.6)%
$(127,764,330)

          TOTAL NET ASSETS - 100.0%                                 $565,526,223

      *   Non-income producing security.

(A.D.R.)  American Depositary Receipt

    (a) At August 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $704,114,342 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                   44,000,296

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                  -54,824,085

          Net unrealized loss                                        -10,823,789

    (b)   At August 31, 2008, the following securities were out on loan:

 Shares                          Description                              Value
     150,0Acme Packet, Inc. *                                            958,500
       75,Acuity Brands, Inc.                                          3,267,601
         8AGCO Corp. *                                                   493,040
         9Air Methods Corp. *                                            277,152
         3Alexander's, Inc. *                                          1,190,710
       62,Amedisys, Inc. *                                             2,778,976
       39,Anixter International, Inc. *                                  752,211
       18,Aspen Insurance Holdings Ltd.                                  736,466
       22,Bank of Hawaii Corp.                                         1,013,188
     129,5BioMarin Pharmaceutical, Inc. *                              2,463,651
       54,Callon Petroleum Co. *                                         925,464
     260,3Cardiome Pharma Corp. *                                      3,352,379
       40,Charlotte Russe, Inc. *                                      2,920,169
       54,Chemed Corp.                                                 4,779,204
         4Clayton Williams Energy, Inc. *                                 74,956
       54,Corporate Office Properties                                    807,904
       87,Cubist Pharmaceuticals, Inc. *                               3,537,529
     134,2Cyberonics *                                                 1,230,161
     215,3Delta Petroleum Corp. *                                     10,645,904
         2DeVry, Inc.                                                     59,087
       79,DivX, Inc. *                                                 4,792,058
       79,Dynamic Materials Corp.                                      1,586,183
       20,Endo Pharmaceuticals Holdings, Inc. *                          543,021
     188,9EnerNoc, Inc. *                                              3,238,322
       89,Equity One, Inc. *                                           3,736,220
       49,Fuel Systems Solutions, Inc. *                               2,605,885
         4Graham Corp. *                                                  32,792
       35,Home Properties, Inc. *                                        240,722
       17,Hubbell, Inc. (Class B)                                        188,543
     220,5Iconix Brand Group, Inc. *                                   5,039,670
     194,5Infinera Corp. *                                             1,143,750
       74,iShare Dow Jones U.S. Real Estate Index Fund                 1,261,612
       59,iShares Cohen & Steers Realty Majors Index Fund              1,155,069
       83,J. Crew Group, Inc. *                                        3,020,975
       30,JAKKS Pacific, Inc. *                                        1,137,630
       54,Kinetic Concepts, Inc. *                                       393,181
       89,Knight Capital Group, Inc. *                                 5,210,223
       61,Leap Wireless International, Inc. *                         14,093,159
       89,Lexmark International Group, Inc. *                          2,603,787
         5Lincoln Electric Holdings *                                    108,916
       20,Longs Drug Stores Corp.                                      2,344,484
     345,2Martha Stewart Living Omni Media *                          18,548,740
         2Mentor Graphics Corp. *                                         61,242
         5MKS Instruments, Inc. *                                        103,291
       84,National Retail Properties                                     666,786
         4NewMarket Corp.                                                 96,012
       54,Omnivision Technologies *                                      805,558
         5OptionsXpress Holdings, Inc. *                                  93,913
         1Ormat Technologies, Inc.                                        95,266
         5Owens & Minor, Inc.                                            108,280
       65,Platinum Underwriter Holdings Ltd.                           4,774,692
         3Progress Software Corp. *                                       50,248
       10,Prosperity Bancshares, Inc.                                  1,420,307
       80,Realty Income Corp.                                            471,904
     343,6Salix Pharmaceuticals, Ltd. *                               15,242,590
       12,School Specialty, Inc. *                                       137,470
       92,Senior Housing Properties Trust                              2,204,025
     167,1Sigma Designs, Inc. *                                        4,932,594
     137,5Sirona Dental Systems, Inc. *                                5,865,759
       18,Swift Energy Co. *                                           1,010,981
       41,Sybase, Inc. *                                                 657,725
     161,2Systemax, Inc. *                                             5,734,624
       16,Terra Industries, Inc.                                         551,816
       10,The Buckle, Inc. *                                             327,262
         2Time Warner Telecom *                                           37,726
     117,1Trico Marine Services, Inc. *                                3,879,801
       63,TTM Technologies, Inc. *                                     4,358,255
       36,United Therapeutics Corp. *                                  2,090,919
     107,0Vector Group, Ltd. *                                         4,163,900
       62,W&T Offshore, Inc.                                           4,530,286
       20,Washington Real Estate Investment Trust *                      136,996
       92,WMS Industries, Inc. *                                         981,176
       66,Wolverine World Wide, Inc. *                                 3,475,056
       59,World Wrestling Entertainment *                              2,780,577
       71,Worthington Industries, Inc. *                               3,433,766
       32,Zoran Corp. *                                                  602,255
          Total                                                     $191,172,253

          FAS 157 Footnote Disclosures
          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of August
              31, 2008, in valuing the Fund's assets:

Valuation Inputs                               Investments  Other Financial
                                               in Securities  Instruments
Level 1 - Quoted Prices                        $548,022,378	0
Level 2 - Other Significant Observable Inputs	145,268,175	0
Level 3 - Significant Unobservable Inputs	     0		0
Total                                          $693,290,553	0


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date October 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date October 29, 2008

* Print the name and title of each signing officer under his or her signature.